Exhibit 99.1

Flagship Credit Auto Trust 2018-1

Automobile Receivables Backed Notes

Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:

FCA Asset Securities LLC

FC Funding LLC

1 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

FCA Asset Securities LLC

FC Funding LLC

3 Christy Drive, Suite 201

Chadds Ford, Pennsylvania 19317

Re:	Flagship Credit Auto Trust 2018-1 (the “Issuing Entity”)

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by FCA Asset Securities LLC (the “Depositor”), FC Funding LLC (the “Sponsor”) and J.P. Morgan Securities LLC (“J.P. Morgan,” together with the Depositor and Sponsor, the “Specified Parties”), solely to assist the Depositor with respect certain information relating to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “FCAT 2018-1 Datatape_122017 (no summary).xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Preliminary Automobile Loan Contracts”) as of 31 December 2017 (the “Preliminary Cutoff Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Automobile Loan Contracts and

ii.	Labeled “FCAT 2018-1 Statistical Datatape_1112018 (no summary).xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Statistical Automobile Loan Contracts”) as of 11 January 2018 (the “Statistical Calculation Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Automobile Loan Contracts,

b.	Imaged copies of:

i.	The retail installment sale contract, motor vehicle retail installment sales contract, simple interest vehicle contract, assignment of installment contract and amendment or correction letter (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s (or an affiliate of the Sponsor’s) servicing system (the “Servicing System Screen Shots”),

iii.	The certificate of title or other related documents (collectively and as applicable, the “Title”) and

iv.	The usury adjustment tool screen shot, if applicable, (the “Usury Adjustment Tool”)

relating to the Sample Automobile Loan Contracts (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Base Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, instructed us to obtain certain screen shots (as applicable, the “Defi System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots,” and together with the Contract, Title and Usury Adjustment Tool, the “Source Documents”) from the Sponsor’s internet website “https://flagship.defisolutions.com/ui/login.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sample Characteristics, Source Documents and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, or that we were instructed to obtain, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Automobile Loan Contracts, Statistical Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Automobile Loan Contracts,

iii.	Whether the originators of the Automobile Loan Contracts complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 February 2018

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Preliminary Data File (the “Initial Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Initial Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Initial Sample Automobile Loan Contracts from the Preliminary Data File.

For the purpose of the procedures described in this report, the 200 Initial Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 200.

2.	For each sub-prime automobile loan contract on the Preliminary Data File and Statistical Base Data File, we compared the ContractID (“Contract ID”), as shown on the Preliminary Data File, to the corresponding Contract ID, as shown on the Statistical Base Data File, and noted that:

a.	1,222 of the Statistical Automobile Loan Contracts included on the Statistical Base Data File were not included on the Preliminary Data File,

b.	32 of the Preliminary Automobile Loan Contracts included on the Preliminary Data File were not included on the Statistical Base Data File (the “Removed Preliminary Automobile Loan Contracts”) and

c.	One of the Removed Preliminary Automobile Loan Contracts was an Initial Sample Automobile Loan Contract (the “Removed Initial Sample Automobile Loan Contract”).

The Removed Initial Sample Automobile Loan Contract is Sample Automobile Loan Contract Number 19.

3.	As instructed by the Sponsor, on behalf of the Depositor, we removed:

a.	The Removed Initial Sample Automobile Loan Contract and

b.	Sample Automobile Loan Contract Numbers 177 through 200 (collectively, the “Additional Removed Initial Sample Automobile Loan Contracts”)

from the Initial Sample Automobile Loan Contracts. As instructed by the Sponsor, on behalf of the Depositor, we performed no procedures on the Removed Initial Sample Automobile Loan Contract or Additional Removed Initial Sample Automobile Loan Contracts.

The remaining Initial Sample Automobile Loan Contracts are hereinafter referred to as the “Updated Initial Sample Automobile Loan Contracts.”

Attachment A Page 2 of 2

4.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 25 Statistical Automobile Loan Contracts from the Statistical Base Data File with a funding date value, as shown on the Statistical Base Data File:

a.	On or after 1 January 2018 and

b.	On or prior to 11 January 2018

(the “Additional Sample Automobile Loan Contracts,” together with the Updated Initial Sample Automobile Loan Contracts, the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Additional Sample Automobile Loan Contracts from the Statistical Base Data File.

For the purpose of the procedures described in this report, the 25 Additional Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 201 through 225.

5.	For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Statistical Base Data File Field Name	Source Document(s)	Note(s)

Contract ID	ContractID	System Screen Shots	i.

Platform	Platform	Contract or Title	ii.

Note date	Contract (Note) Date	Contract, Title or System Screen Shots	iii.

Vehicle identification number	Vin	Contract or Title	ii.

Original amount financed	Original Amt Financed	Contract

Original interest rate/APR	Original Rate	Contract or Usury Adjustment Tool	iv., v.

Original monthly payment amount	Original Payment	Contract or Usury Adjustment Tool	v.

Original term (months)	Original Term	Contract

Model year	Modelyr	Contract

Model	Model	Contract or System Screen Shots	vi.

Customer state	Customer State	System Screen Shots	vii.

Current principal balance	Current Principal Balance	System Screen Shots	vii.

Number of deferred payments (extensions)	Number of Extentions	System Screen Shots	vii.

Number of times delinquent 30 days	Ntd30 59	System Screen Shots	vii.

Maturity date	Maturity Date	System Screen Shots	vii.

FICO score	High FICO	System Screen Shots	viii.

Original loan-to-value ratio	Book LTV	Contract, System Screen Shots and recalculation	ix.

Remaining term (months)	Remaining Term	Contract, System Screen Shots and recalculation	x.

Bankruptcy and repossession	BK/Repo Flag	System Screen Shots	xi.

Product type	Product	Contract or System Screen Shots	xii.

Exhibit 1 to Attachment A Page 2 of 5

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the platform and vehicle identification number Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Statistical Base Data File agreed with the corresponding information on the related Contract or Title (subject to the additional instruction described in the succeeding paragraph of this note ii., as applicable). We performed no procedures to reconcile any differences that may exist relating to the information on the Contract and Title with regard to the platform or vehicle identification number Sample Characteristics.

For the purpose of comparing the platform Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

iii.	For the purpose of comparing the note date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the Statistical Base Data File agreed with the corresponding information on at least one of the Contract, Title or System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information on the Contract, Title and System Screen Shots with regard to the note date Sample Characteristic.

iv.	For the purpose of comparing the original interest rate/APR Sample Characteristic for each Sample Automobile Loan Contract with (i) a platform value of “CFC” and (ii) a sources value of “RATE GENIUS,” both as shown on the Statistical Base Data File (the “Sample CFC Rate Genius Automobile Loan Contracts”), the Sponsor, on behalf of the Depositor, instructed us to use the lowest original interest rate/APR value that is shown on the Contract in cases where more than one original interest rate/APR is shown. We performed no procedures to reconcile any differences that may exist relating to the information on the Contract with regard to the original interest rate/APR Sample Characteristic.

v.	For the purpose of comparing the:

a.	Original interest rate/APR and

b.	Original monthly payment amount

Sample Characteristics for each Sample Automobile Loan Contract (except for the Sample CFC Rate Genius Automobile Loan Contracts), the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document if the original interest rate/APR and original monthly payment amount values, both as shown on the Contract, are different than the original interest rate/APR or original monthly payment amount values, both as shown on the Statistical Base Data File.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

vi.	For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Note agreement if the value on the Statistical Base Data File agreed with the corresponding information on at least one of the Contract or System Screen Shots and

b.	Ignore differences due to abbreviation and truncation.

We performed no procedures to reconcile any differences that may exist relating to the information on the Contract and System Screen Shots with regard to the model Sample Characteristic.

vii.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date. For the purpose of comparing the:

a.	Customer state,

b.	Current principal balance,

c.	Number of deferred payments (extensions),

d.	Number of times delinquent 30 days and

e.	Maturity date

Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

viii.	We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of “0,” as shown on the Statistical Base Data File.

Additionally, for the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract (except for the Sample Automobile Loan Contracts described in the preceding paragraph of this note viii.), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the FICO score value, as shown on the Statistical Base Data File, agreed to at least one FICO score value, as shown on the corresponding System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information on the System Screen Shots with regard to the FICO score Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:

(1)	Original amount financed value, as shown on the Contract,

by

(2)	Total value, market value, contract vehicle MSRP or calculated wholesale value, as applicable, as shown on the System Screen Shots,

and

b.	Rounding the resulting percentage obtained in a. above to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

x.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by:

a.	Subtracting the:

(1)	Number of payments made value, as shown on the System Screen Shots (subject to the instruction provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph of this note x.), from

(2)	Original term (months) value, as shown on the Contract,

and

b.	Adding the number of deferred payments (extensions) value, as shown on the System Screen Shots (and in accordance with note vii.), to the result obtained in a. above.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date. For the purpose of using the number of payments made value, as shown on the System Screen Shots, to recalculate the remaining term (months) Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

xi.	For the purpose of comparing the bankruptcy and repossession Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a bankruptcy and repossession value of “None,” as shown on the Statistical Base Data File, corresponds to a bankruptcy and repossession value of “0,” “07” or “X,” as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

xii.	For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “FCA,” as shown on the Statistical Base Data File, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a product type value of:

a.	“Direct Auto Retail,” as shown on the Statistical Base Data File, if the corresponding:

i.	Seller/creditor value is equal to “blue yield,” as shown on the Contract, or

ii.	Dealer value is equal to “blue yield,” as shown on the System Screen Shots,

and

b.	“Indirect Auto Retail,” as shown on the Statistical Base Data File, if the corresponding:

i.	Seller/creditor value is not equal to “blue yield,” as shown on the Contract, or

ii.	Dealer value is not equal to “blue yield,” as shown on the System Screen Shots.

We performed no procedures to reconcile any differences that may exist relating to the information on the Contract and System Screen Shots with regard to the product type Sample Characteristic.

For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “CFC,” as shown on the Statistical Base Data File, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Statistical Base Data File Value	Source Document Value

3	Model year	18	2017

152	Model year	12	2013

163	Platform	CFC	Flagship Credit Acceptance

167	Platform	CFC	Flagship Credit Acceptance